Income Tax - Additional Information (Detail) - CNY (¥)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Owned, Federal Income Tax Note [Line Items]
Valuation Allowance		¥ 304,161,000	¥ 206,471,000	¥ 90,979,000	¥ 49,183,000
Uncertain tax position recognized		0	0	41,100,000
Operating expenses for uncertain tax position				324,701,000
Tax cuts and jobs act, description	(1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carry-forwards created in tax years beginning after December 31, 2017.
Effective income tax rate reconciliation, tax cuts and jobs act percentage	21
Net operating losses carry forward		¥ 163,998,000	103,246,000
PRC [Member] | Other Subsidiaries And VIE [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Enterprise income tax rate		25.00%
Hong Kong [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Tax loss carryforwards		¥ 16,508,000
Franchise tax rate [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent		8.84%
Lingochamp US Inc [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Tax loss carryforwards		¥ 3,271,000
Effective income tax rate reconciliation, net operating loss deduction percentage		100.00%
Net operating losses carry forward					¥ 256,000
Carryforwards expiration period for net operating losses					2038
Lingochamp US Inc [Member] | CARES Act [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Net operating losses carry forward		¥ 3,015,000	¥ 3,015,000	¥ 3,015,000
Maximum [Member] | Lingochamp US Inc [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Effective income tax rate reconciliation deductions percentage		80.00%
Tax Year 2017 [Member] | Lingochamp US Inc [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Effective income tax rate reconciliation, net operating loss deduction percentage		80.00%
Cayman Islands Tax Information Authority [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Withholding tax on payment of dividends		¥ 0
Inland Revenue, Hong Kong [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent		16.50%	16.50%	16.50%
Internal Revenue Service (IRS) [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent					21.00%
State Administration of Taxation, China [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent	35.00%	25.00%	25.00%	25.00%
Withholding income tax on dividends		10.00%
Tax exemptions, description		According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.
Tax loss carryforwards		¥ 925,744,000
Carryforwards period for net operating losses		5 years
State Administration of Taxation, China [Member] | Latest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Carryforwards for net operating losses begin to expire		Dec. 31, 2024
State Administration of Taxation, China [Member] | Yuguan WFOE [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Validity period of HNTE certificate		3 years
Preferential tax rate		15.00%
State Administration of Taxation, China [Member] | Yuguan WFOE [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period		2017
State Administration of Taxation, China [Member] | Yuguan WFOE [Member] | Latest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period		2022
State Administration of Taxation, China [Member] | Liulishuo VIE [Member] | Variable Interest Entities [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Validity period of HNTE certificate		3 years
Preferential tax rate		15.00%
State Administration of Taxation, China [Member] | Liulishuo VIE [Member] | Variable Interest Entities [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period		2017
State Administration of Taxation, China [Member] | Liulishuo VIE [Member] | Variable Interest Entities [Member] | Latest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period		2022
State Administration of Taxation, China [Member] | For Amount of RMB 740,168 If Not Utilized [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Carryforwards for net operating losses begin to expire		Jan. 01, 2020
State Administration of Taxation, China [Member] | Remaining Operating Loss Carryforwards [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Carryforwards for net operating losses begin to expire		Jan. 01, 2021